Equity-Based Compensation - Vested and Non-vested Stock Appreciation Rights (Details) - Stock appreciation rights - $ / shares shares in Thousands	3 Months Ended
	Oct. 31, 2021	Jul. 23, 2021	Jul. 22, 2021	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)		634	300	200
Outstanding , Weighted Average Benchmark Price (in dollars per share)		$ 5.00	$ 12.66	$ 10.00
Vested awards (in shares)		(242)
Vested awards, Weighted Average Benchmark Price (in dollars per share)		$ 3.24
Non-vested, Number of Shares
Non-vested, beginning (in shares)	392
Vested (in shares)	(43)
Non-vested, ending (in shares)	349
Non-vested, Weighted Average Benchmark Price
Non-vested, beginning (in dollars per share)	$ 6.09
Vested (in dollars per share)	3.24
Non-vested, ending (in dollars per share)	$ 6.44